Income and Expenses - Summary of General Operating Costs (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Repairs and maintenance	₱ 30,849	₱ 30,653	₱ 30,186
Compensation and employee benefits	22,767	24,479	24,644
Professional and other contracted services	7,521	7,878	9,077
Taxes and licenses	5,328	5,156	5,215
Selling and promotions (Note 18)	4,914	5,427	8,037
Rent	1,413	1,398	1,372
Insurance and security services	1,402	1,408	1,344
Communication, training and travel	1,134	1,165	1,229
Other expenses	461	504	551
Total general operating costs	₱ 75,789	₱ 78,068	₱ 81,655